Borrowings (Details 2) $ in Millions	Feb. 28, 2017 USD ($)
Required Principal Repayments Under Long-term Debt Obligations
2018	$ 911.0
2019	207.6
2020	599.7
2021	2,153.9
2022	1,577.5
Thereafter	3,233.5
Long-term debt, gross	8,683.2
Senior Credit Facility - Term Loans [Member]
Required Principal Repayments Under Long-term Debt Obligations
2018	192.5
2019	192.5
2020	192.5
2021	2,151.1
2022	1,077.5
Thereafter	0.0
Long-term debt, gross	3,806.1
Senior Credit Facility - Term Loans [Member] | U.S. Term A Facility [Member]
Required Principal Repayments Under Long-term Debt Obligations
2018	63.6
2019	63.6
2020	63.6
2021	985.4
2022	0.0
Thereafter	0.0
Long-term debt, gross	1,176.2
Senior Credit Facility - Term Loans [Member] | U.S. Term A-1 Facility [Member]
Required Principal Repayments Under Long-term Debt Obligations
2018	2.4
2019	2.4
2020	2.4
2021	2.4
2022	228.7
Thereafter	0.0
Long-term debt, gross	238.3
Senior Credit Facility - Term Loans [Member] | European Term A Facility [Member]
Required Principal Repayments Under Long-term Debt Obligations
2018	71.5
2019	71.5
2020	71.5
2021	1,108.3
2022	0.0
Thereafter	0.0
Long-term debt, gross	1,322.8
Senior Credit Facility - Term Loans [Member] | European Term A-1 Facility [Member]
Required Principal Repayments Under Long-term Debt Obligations
2018	35.0
2019	35.0
2020	35.0
2021	35.0
2022	533.8
Thereafter	0.0
Long-term debt, gross	673.8
Senior Credit Facility - Term Loans [Member] | European Term A-2 Facility [Member]
Required Principal Repayments Under Long-term Debt Obligations
2018	20.0
2019	20.0
2020	20.0
2021	20.0
2022	315.0
Thereafter	0.0
Long-term debt, gross	$ 395.0